Income Taxes Loss Caryforwards (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward Amount	$ 180,600,000
Tax Credit Carryforward Expiration Dates	2011 through 2020
Undistributed Earnings of International Subsidiaries	3,700,000,000
Deferred Taxes Provided on Undistributed Earnings no Longer Considered Permanently Reinvested		28,000,000
U.S. Foreign Tax Credit Recognized		34,400,000
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	165,300,000
State [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	609,900,000
Net Operating Loss Carryforwards Expiration Dates	The federal and state net operating loss carryforwards expire in the years 2011 through 2030.
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 715,900,000
Net Operating Loss Carryforwards Expiration Dates	Of the non-U.S. net operating loss carryforwards, $242.6 million expire in the years 2011 through 2029, and the remainder do not expire.